NON-CURRENT ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of non-current assets held for sale [Abstract]
Disclosure of detailed information about movement of non current assets held for sale

The movement of the non-current assets held for sale during the years ended December 31, 2019,  2018 and 2017 is as follows:

	December 31, 2019		December 31, 2018		December 31, 2017
Balance at the beginning of the year	Ps.	186,714	Ps.	101,382	Ps.	259,527
Additions		193,735		180,296		89,216
Assets sold, net		(147,760)		(52,164)		(78,784)
Increase / decrease by changes in fair value (1)		2,296		(25,136)		(37,818)
Reclassifications (2)		(29,989)		(20,038)		(134,795)
Exchange gains in foreign currency		1,197		2,374		4,036
Balance at year end	Ps.	206,193	Ps.	186,714	Ps.	101,382
(1)	Includes at December 2019, Ps. 8,055 by recovery of impairment losses.
(2)

Includes reclassifications to: I) Investment properties by Ps. (21,722), II) other assets by Ps. (14,980) and III) from Properties, plant and equipment for own use Ps. 6,713 at December 2019; I) Investment properties by Ps. (19,718), II) other assets by Ps. (299) and III) Investments by Ps. (21) at December 2018 and I) Investment properties by Ps. (108,924); II) Investments by Ps. (23,368) and III) Other assets by Ps. (2,503) at December 2017.

Disclosure of non-current assets or disposal groups classified as held for sale [text block]

The following is the detail of the non-current assets held for sale:

	December 31, 2019		December 31, 2018
Foreclosed assets
Movable property	Ps.	4,079	Ps.	19,733
Residential real estate		34,162		33,622
Other real estate		146,373		88,569
	Ps.	184,614	Ps.	141,924
Assets received from leasing agreements
Machinery and equipment		3,777		14,989
Vehicles		104		984
Real estate		6,988		25,060
	Ps.	10,869	Ps.	41,033
Other non-current assets held for sale
Land		1,225		—
Real estate		9,037		3,517
Other		448		240
		10,710		3,757
Total non-current assets held for sale	Ps.	206,193	Ps.	186,714

Disclosure Of Detailed Information About Liabilities With Groups Of Assets Held For Sale [Text Block]	Following is the detail of the associated liabilities to assets held for sale:

	December 31, 2019		December 31, 2018
Commercial accounts payable	Ps.	54,834	Ps.	15,876
Total	Ps.	54,834	Ps.	15,876